RESTATEMENT - Net loss (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RESTATEMENT
Transaction costs allocated to warrant liabilities		$ 1,583,878
Net income	$ 16,083,886	(1,767,451)
Previously Reported [Member]
RESTATEMENT
Net income		(183,573)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of Warrants as Derivative Liabilities
RESTATEMENT
Transaction costs allocated to warrant liabilities		1,583,878
Net income		(1,583,878)
Class A Ordinary Share
RESTATEMENT
Net income		$ 0
Basic and diluted net income per ordinary shares	$ 0.00	$ 0.00
Class B Ordinary Share
RESTATEMENT
Net income		$ 0
Basic and diluted net income per ordinary shares	$ 1.86	$ (0.23)
Class B Ordinary Share | Previously Reported [Member]
RESTATEMENT
Basic and diluted net income per ordinary shares		(0.02)
Class B Ordinary Share | Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of Warrants as Derivative Liabilities
RESTATEMENT
Basic and diluted net income per ordinary shares		$ (0.21)